Events after the reporting period (Details) € in Millions	Feb. 20, 2024 USD ($)	Oct. 24, 2023	Jul. 25, 2023	Apr. 25, 2023	Feb. 21, 2023	Oct. 25, 2022	Sep. 29, 2022	Jul. 08, 2022	Feb. 28, 2023 EUR (€)	Dec. 31, 2021 USD ($)
Acquisition
Payments to acquire business										$ 2,315,000,000
Preferred shares
Disclosure of non-adjusting events after reporting period [line items]
Dividend rate (as a percentage)	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%
Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared but not yet paid	$ 0.10
NOMOQ AG [Member] | Business acquisition
Acquisition
Contingent consideration based on achievement of future milestones | €									€ 10